Note 43 Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 908	€ 977	€ 1,138
Life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	622	497	631
Individual life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	583	439	477
Group insurance life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	39	59	154
Non-life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	286	480	508
Home insurance non life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	0	91	90
Other non life insurance products [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 286	€ 389	€ 418